LOANS TO THIRD PARTIES	12 Months Ended
Dec. 31, 2021
Loans To Third Parties
LOANS TO THIRD PARTIES

NOTE 5. LOANS TO THIRD PARTIES

The Company lends their own funds to eligible third parties occasionally and receives interest income to better utilize the Company’s cash.

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2021	As of December 31, 2020

Direct loans to third parties	$14,650,000	$12,200,000
Entrusted loans to third parties	36,782,173	36,782,173
Impairment on uncollectable loans	(48,982,173)	(48,982,173)
Total loans to third parties	$2,450,000	$-

Direct loans

The Company lends their own funds directly to third parties. Due to the COVID-19 pandemic, in year ended December 31, 2020, the Company has agreed to extend the due dates of the loans to A, B and C. The detailed direct loan information as of December 31, 2021 is as follows:

Borrower	Amount	Annual Interest rate	Due dates (after extension)
A	$4,000,000	5%	Feb 7, 2021
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jan 6, 2021
C	200,000	5%	Jun 26, 2021
D	1,500,000	0.17%	Sep 16, 2022
D	950,000	0.17%	Sep 28, 2022
Total	$14,650,000

All the above loans to A, B and C were fully impaired as at December 31, 2021 and December 31, 2020 and no extension agreements were executed for them and are overdue.

On October 10, 2020, we entered into an Agreement and Plan of Merger (as it may be amended from time to time, the “Merger Agreement”), with Hudson Capital Merger Sub I, Inc., a Delaware corporation and our wholly-owned subsidiary (“Merger Sub I”), Hudson Capital Merger Sub II, Inc., a Delaware corporation and Merger Sub I’s wholly-owned subsidiary, Freight App, Inc. (formerly known as FreightHub, Inc.), a Delaware corporation (“Fr8 App”) and ATW Master Fund II, L.P., as the representative of the stockholders of Fr8 App (the “Stockholders’ Representative”).

This Merger Agreement was terminated on December 13, 2021 after the Board determined it was in our best interest to change strategies. In its stead, a new merger agreement was entered into between, us, Merger Sub I, Fr8 App and the Stockholders’ Representative on December 13, 2021 (the “New Merger Agreement”).

On February 14, 2022, a Certificate of Merger was filed with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of Delaware Law, whereby in accordance with the New Merger Agreement, Merger Sub I merged with and into Fr8 App, with Fr8 App surviving the Merger and continuing as a direct wholly-owned subsidiary of the Company (the “Merger”). The Merger closed on February 14, 2022 and the separate corporate existence of Merger Sub I and its Certificate of Incorporation and by-laws then in effect ceased, and the organizational documents of Fr8 App after the Merger is in the form as agreed by the Company and Fr8 App. As Borrower D is Fr8 App and the loan is becoming loan to related party after the Merger.

The Company lends their own funds directly to third parties. Due to the COVID-19 pandemic, the Company has agreed to extend the due dates of the loans and the detailed direct loan information as of December 31, 2020 is as follows:

Borrower	Amount	Annual Interest rate	Due dates (after extension)
A	$4,000,000	5%	Feb 7, 2021
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jan 6, 2021
C	200,000	5%	Jun 26, 2021
Total	$12,200,000

All the above loans were fully impaired as at December 31, 2020 and no extension agreements were executed for them and are overdue.

The interest income from such direct loans was $0, $365,000, and $422,284 for the years ended December 31, 2021, 2020, and 2019, respectively.

Entrusted loans

The Company also deposits (“entrust”) its funds in trust accounts with certain bank lenders, who will, in turn, make loans to borrowers.

The balance of entrusted loans as of December 31, 2021 was $36,782,173 to four borrowers. The detailed entrusted loan information as of December 31, 2021 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,065,181	16%	October 23, 2018
A	6,130,362	16%	December 26, 2018
B	4,597,772	16%	May 30, 2019
B	5,364,067	16%	July 27, 2019
C	7,662,953	16%	June 9, 2019
C	6,130,362	16%	July 9, 2019
E	3,831,476	16%	September 7, 2019
Total	$36,782,173

The balance of entrusted loans as of December 31, 2020 was $36,782,173 to four borrowers. The detailed entrusted loan information as of December 31, 2020 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,065,181	16%	October 23, 2018
A	6,130,362	16%	December 26, 2018
B	4,597,772	16%	May 30, 2019
B	5,364,067	16%	July 27, 2019
C	7,662,953	16%	June 9, 2019
C	6,130,362	16%	July 9, 2019
E	3,831,476	16%	September 7, 2019
Total	$36,782,173

The interest income from such entrusted loans was $0, $0, and $2,043,124 for the years ended December 31, 2021, 2020 and 2019.